Summary of Significant Accounting Policies (Details) $ in Thousands	2 Months Ended	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2020 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Nov. 12, 2020 USD ($)	Dec. 31, 2021 USD ($) item
Summary of Significant Accounting Policies
Number of primary categories				4			3
Revenues	$ 377	$ 409	$ 554	$ 2,579	$ 1,680	$ 4,132	$ 2,977
Advance from customers	709	1,124		1,124			803
Sales of EVs
Summary of Significant Accounting Policies
Revenues	235		183	788	796	2,690	1,750
Lease of EVs
Summary of Significant Accounting Policies
Revenues	92	135	158	410	458	492	586
Sales of forklifts
Summary of Significant Accounting Policies
Revenues		134		875
Others
Summary of Significant Accounting Policies
Revenues	$ 50	140	213	506	426	$ 950	$ 641
Sale of Kits
Summary of Significant Accounting Policies
Revenues		$ 0	$ 0	$ 0	$ 0